Note to Consolidated Statements of Cash Flows (Tables)	3 Months Ended
Mar. 31, 2019
Note to Consolidated Statements of Cash Flows
Schedule of reconciliation of net loss for the period to net cash used in operating activities

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)

Net loss	(10,405)	(19,106)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense—share options	334	2,295
Share-based compensation expense—LTIP	880	636
Equity in earnings of equity investees, net of tax	(15,030)	(17,110)
Changes in right-of-use assets	—	754
Other adjustments	2,541	1,840
Changes in working capital
Accounts receivable—third parties	(5,747)	(2,142)
Inventories	2,160	(5,358)
Accounts payable	(7,605)	5,139
Other payables, accruals and advance receipts	2,154	6,929
Lease liabilities	—	(851)
Other changes in working capital	(122)	(1,949)
Total changes in working capital	(9,160)	1,768
Net cash used in operating activities	(30,840)	(28,923)